Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

(15) Related Party Transactions

Societal CDMO became a related party to the Company following the Separation. As part of the Separation, the Company entered into a transition services agreement with Societal CDMO, which terminated on December 31, 2020. Under the transition services agreement, the Company provided certain services to Societal CDMO, each related to corporate functions, which were charged to Societal CDMO.

In connection with the Separation, Societal CDMO and Baudax entered into an Employee Matters Agreement. The Employee Matters Agreement allocates liabilities and responsibilities relating to employee compensation and benefits plans and programs and other related matters in connection with the Distribution including, without limitation, the treatment of outstanding Societal CDMO equity awards.

In connection with the Separation, Societal CDMO and Baudax entered into a Tax Matters Agreement that governs the parties’ respective rights, responsibilities and obligations with respect to taxes, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes for any tax period ending on or before the Distribution date, as well as tax periods beginning after the Distribution date.